NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2012	2013	2014

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$16,183	$15,880	$15,403

Weighted average ordinary shares outstanding:

Denominator for basic net earnings per share	36,502,264	36,835,163	43,287,523
Effect of dilutive securities	605,406	458,753	17,291

Denominator for diluted net earnings per share	37,107,670	37,293,916	43,304,814

Basic and diluted earnings per share	$0.44	$0.43	$0.36